Prepayments and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Prepayments	1,067	793
Other Receivables	4,049	745
	5,116	1,538